Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Provision (Benefit) Based On Earnings (Losses) From Continuing Operations Before Income Taxes

Years ended December 31,	2011	2010	2009
U.S.	$90.7	$59.9	$15.6
Non-U.S.	142.5	135.4	(35.1)

Total	$233.2	$195.3	$(19.5)

Components Of Income Tax Provision (Benefit)

Years ended December 31,	2011	2010	2009
Current:
U.S. Federal	$4.6	$0.9	$(3.3)
Non-U.S.	39.0	30.6	35.6
Other, principally state	(1.4)	0.5	0.4

Total	$42.2	$32.0	$32.7

Deferred:
U.S. Federal	$26.1	$25.0	$7.4
Non-U.S.	(7.8)	(9.4)	(51.7)
Other, principally state	4.3	2.9	2.7

Total	$22.6	$18.5	$(41.6)

Total income tax provision (benefit)	$64.8	$50.5	$(8.9)

Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate

Years ended December 31,	2011	2010	2009
Federal income tax rate	35.0%	35.0%	(35.0%)
Research and development credit	(0.8%)	(0.9%)	(9.3%)
Income subject to other than the federal income tax rate	(4.2%)	(5.0%)	(2.7%)
Change in tax rates	(0.9%)	0.2%	5.8%
State taxes, net of federal benefits	0.7%	0.9%	(13.2%)
Valuation allowance	(0.5%)	(8.2%)	17.7%
Tax law change	0.0%	4.3%	0.0%
Favorable resolution of prior year audits	(1.6%)	(0.5%)	(19.6%)
Other charges, net	0.1%	0.1%	10.5%

Effective tax rate	27.8%	25.9%	(45.8%)

Deferred Tax Assets And Liabilities

December 31,	2011	2010
Deferred tax assets:
Allowance for bad debts	$2.2	$2.5
Self insurance accruals	19.4	20.4
Operating accruals	5.6	5.8
Environmental accruals	28.2	26.4
Pension and postretirement benefit liabilities	116.8	131.0
Employee benefit accruals	33.0	35.0
Tax credit carry forwards	28.0	25.1
Net operating losses	58.5	70.5
Inventory	1.4	0.0
Other	5.3	1.1

Gross deferred tax assets	$298.4	$317.8
Valuation allowance	(21.4)	(22.7)

Total net deferred tax assets	$277.0	$295.1

Deferred tax liabilities:
Inventory	$0.0	$(3.0)
Plants, equipment and facilities	(144.1)	(155.6)
Insurance receivables	(8.1)	(8.8)
Intangibles	(136.8)	(136.6)
Other	(0.9)	(0.8)

Gross deferred tax liabilities	$(289.9)	$(304.8)

Net deferred tax assets/(liabilities)	$(12.9)	$(9.7)

Roll-Forward Of Unrecognized Tax Benefits

	2011	2010
Balance as of beginning of the year	$38.3	$37.9
Increase due to tax positions related to current periods	3.5	3.2
Increase due to tax positions related to prior periods	0.8	1.5
Decrease due to tax positions related to current periods	(0.3)	0.0
Decrease due to tax positions related to prior periods	(6.6)	(3.6)
Settlements	0.0	0.0
Foreign exchange	(0.2)	(0.7)

Balance as of the end of the year	$35.5	$38.3